Fees Summary	Apr. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 40,550,000.00
Total Fee Amount	5,599.95
Total Offset Amount	0.00
Net Fee	$ 5,599.95
Offering Table N/A
Offset Table N/A	N/A